LEASES	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
LEASES

NOTE 7:LEASES

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

The components of lease expense and supplemental cash flow information related to leases for the six months ended June 30, 2021 and 2020 were as follows:

	Six months ended June 30,
	2020	2021
Components of lease expense
Operating lease cost	$2,689	$2,658
Short-term lease	$10	$61
Total lease expenses	$2,699	$2,719

	Six months ended June 30,
	2020	2021
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,683	$2,624

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$267	$18,319

For the six months ended June 30, 2021, the weighted average remaining lease term is eight years, and the weighted average discount rate is 5 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of June 30, 2021 were as follows:

The remainder of 2021	2,370
2022	4,318
2023	3,624
2024	2,648
2025	2,520
2026 and thereafter	12,338
Total operating lease payments	27,818
Less: imputed interest	4,676
Present value of lease liability	$23,142

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CERAGON NETWORKS LTD. AND SUBSIDIARIES